Securities (Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 9,377	$ 10,394
Gross Unrealized Gains	34	70
Gross Unrealized Losses	43	19
Fair Value	$ 9,368	10,445
Corporate Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,932
Gross Unrealized Gains		5
Gross Unrealized Losses		1
Fair Value		2,936
State and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		897
Gross Unrealized Gains
Gross Unrealized Losses		11
Fair Value		886
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,575	5,018
Gross Unrealized Gains	4
Gross Unrealized Losses	43	7
Fair Value	8,536	5,011
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	463	687
Gross Unrealized Gains	18	40
Fair Value	481	727
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	339	860
Gross Unrealized Gains	12	25
Fair Value	$ 351	$ 885